LOAN RECEIVABLES - Schedule of Loan Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOAN RECEIVABLES
Balance as of January 01	$ 4.5	$ 4.6
Balance as of December 31	4.5	4.5	$ 4.6
Cost: | Loan receivables
LOAN RECEIVABLES
Balance as of January 01	4.7	4.7	4.7
Balance as of December 31	4.7	4.7	4.7
Expected credit loss: | Loan receivables
LOAN RECEIVABLES
Balance as of January 01	(0.2)	(0.1)	(0.1)
Provisions for the year	0.0	0.1	0.0
Balance as of December 31	$ (0.2)	$ (0.2)	$ (0.1)